Business combination - Summary of Seamex's Operation Results Since the Acquisition Date (Details) - SeaMex - USD ($) $ in Millions	1 Months Ended	2 Months Ended
	Jan. 20, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Contract revenues	$ 12	$ 36
Total operating revenues	12	36
Vessel and rig operating expenses	(7)	(25)
Selling, general and administrative expenses	(1)	(2)
Total operating expenses	(8)	(27)
Operating profit	4	9
Interest expense	(1)	(4)
Others	(1)	(1)
Total financial items	(2)	(5)
Income before tax	2	4
Income tax benefit	(1)	2
Income after tax	$ 1	$ 6